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For Internal Use Only
Sec File No. 9-

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14011460

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   The NASDAQ Stock Market LLC (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open End Management Investment Company
3. Class of New Derivative Securities Product:
   Exchange Traded Fund
4. Name of Underlying Instrument:
   EMQQ The Emerging Markets Internet & Ecommerce Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   EMQQ
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Listed on: Bombay Stock Exchange, Bovespa, Johannesburg Stock Exchange, Korea Stock Exchange, London Stock Exchange, NASDAQ Stock Market LLC, NYSE, Taipei
8. Position Limits of New Derivative Securities Product (if applicable):
   Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Joan Conley

Title:
Secretary

Telephone Number:
301-978-8735

Manual Signature of Official Responsible for Form:
[signature]

Date: **November 14, 2014**

SEC 2449 (6-01)

Securities Exchange Act of 1934
Rule 19b-4(e)
Public Availability: DEC 0 3 2014